PGIM Municipal Income Opportunities ETF Expense Example, No Redemption - PGIM Municipal Income Opportunities ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	80
Expense Example, No Redemption, 5 Years	141
Expense Example, No Redemption, 10 Years	$ 318